Revenues - Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues [Abstract]
Time charter revenue	$ 139,485	$ 94,930
Voyage charter revenue	5,156	1,379
Other income	5,544	1,331
Total	$ 150,185	$ 97,640